Entity Level Disclosures and Segment Information (Details) - Schedule of company’s operating segments - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s operating segments [Line Items]
Revenues		$ 18,779	$ 10,281	$ 4,886
Adjusted operating loss		(6,236)	(8,524)	(3,968)
Non-attributable corporate expenses		(2,445)	(2,331)	(2,154)
Share-based payments		(1,679)	(2,356)	(742)
Contingent consideration measurement			684	(345)
Impairment of goodwill and intangible assets		(1,021)	(700)	(2,759)
Depreciation and amortization		(2,043)	(1,785)	(1,363)
Operating loss		(13,424)	(15,012)	(11,331)
Financial expenses, net		(54)	942	3,240
Tax benefit		327	945	246
Net loss for the year		(13,151)	(13,125)	(7,845)
Enterprise cybersecurity [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s operating segments [Line Items]
Revenues		230	627	1,047
Adjusted operating loss		(417)	(4,218)	(3,133)
Enterprise Internet Access [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s operating segments [Line Items]
Revenues		8,479	6,265	3,839
Adjusted operating loss	[1]	(2,380)	(2,987)	(835)
Consumer Internet Access [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s operating segments [Line Items]
Revenues		10,070	3,389
Adjusted operating loss		(3,439)	(1,319)
Consolidated [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s operating segments [Line Items]
Revenues		18,779	10,281	4,886
Adjusted operating loss

[1]	Including legal expenses related to Bright Data action, see also Note 13.